Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Hybrid Securities [Line Items]
Hybrid securities	$ 1,010.3	$ 1,221.7
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	531.3	535.4
Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	323.9	509.6
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	13.9	42.0
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 141.2	$ 134.7